SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit Global Dividend Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.5%

Asia - 4.2%

Australia - 2.3%
Atlassian Corp. *	3,445	672,154
Macquarie Group, Ltd.	3,810	495,813

		1,167,967

Japan - 1.0%
Recruit Holdings Co., Ltd.	10,600	464,179

Singapore - 0.9%
Singapore Technologies Engineering, Ltd.	155,000	461,470

Europe - 33.3%

Denmark - 0.5%
Novo Nordisk A/S, ADR	1,925	247,170

France - 0.8%
Safran SA, ADR	7,520	426,008

Germany - 5.5%
Allianz SE, ADR	34,190	1,023,307
Infineon Technologies AG	6,275	213,350
Muenchener Rueckversicherungs AG	1,470	717,307
Siemens AG	4,250	811,381

		2,765,345

Ireland - 4.9%
Accenture, PLC	3,285	1,138,614
Linde, PLC	1,445	670,942
Trane Technologies, PLC	2,125	637,925

		2,447,481

Spain - 1.5%
Iberdrola SA	59,010	731,806

Switzerland - 6.4%
Chubb, Ltd.	2,590	671,147
Logitech International SA	4,150	370,885
Lonza Group AG	930	557,061
Nestle SA	5,935	630,123
Partners Group Holding AG	705	1,006,864

		3,236,080

United Kingdom - 13.7%
AstraZeneca, PLC, ADR	15,040	1,018,960
BAE Systems, PLC	63,905	1,088,476
Compass Group, PLC	14,170	415,461
Diageo, PLC, ADR	4,125	613,552
Glencore, PLC, ADR	24,620	269,589
London Stock Exchange Group, PLC	6,715	804,310
Man Group, PLC	216,290	729,976
RELX, PLC	14,120	611,619
Shell, PLC, ADR	20,055	1,344,487

		6,896,430

North America - 61.0%

United States - 61.0%
Abbott Laboratories	7,230	821,762
Alphabet, Inc. - Class A *	8,790	1,326,675
Apple, Inc.	18,220	3,124,366

Name of Issuer	Quantity	Fair Value ($)

Applied Materials, Inc.	7,985	1,646,747
Arthur J Gallagher & Co.	3,685	921,397
Broadcom, Inc.	1,785	2,365,857
Cheniere Energy, Inc.	2,830	456,422
ConocoPhillips	4,025	512,302
Constellation Brands, Inc.	2,690	731,034
FedEx Corp.	1,900	550,506
Gilead Sciences, Inc.	2,665	195,211
Goldman Sachs Group, Inc.	1,370	572,235
Home Depot, Inc.	2,490	955,164
Honeywell International, Inc.	3,130	642,432
Johnson & Johnson	6,765	1,070,155
JPMorgan Chase & Co.	7,180	1,438,154
Lockheed Martin Corp.	1,525	693,677
McDonald’s Corp.	1,820	513,149
Microsoft Corp.	10,475	4,407,042
Mondelez International, Inc.	6,940	485,800
NVIDIA Corp.	1,150	1,039,094
Otis Worldwide Corp.	3,785	375,737
PepsiCo, Inc.	4,765	833,923
Salesforce, Inc.	705	212,332
Sherwin-Williams Co.	1,835	637,351
Thermo Fisher Scientific, Inc.	1,145	665,485
Union Pacific Corp.	3,960	973,883
UnitedHealth Group, Inc.	1,930	954,771
Waste Management, Inc.	3,480	741,762
WEC Energy Group, Inc.	6,010	493,541
Williams Cos., Inc.	8,500	331,245

		30,689,211

Total Common Stocks (cost: $23,139,235)		49,533,147

Short-Term Securities - 1.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $752,254)	752,254	752,254

Total Investments in Securities - 100.0% (cost $23,891,489)		50,285,401

Other Assets and Liabilities, net - (0.0)%		(10,846)

Net Assets - 100.0%		$50,274,555

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

MARCH 31, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit Global Dividend Growth Fund (Continued)

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Electronic Technology	17.4%
Finance	16.7
Technology Services	16.4
Producer Manufacturing	10.2
Health Technology	9.1
Consumer Non-Durables	6.6
Energy Minerals	3.7
Consumer Services	3.1
Industrial Services	3.0
Transportation	3.0
Process Industries	2.6
Utilities	2.4
Retail Trade	1.9
Health Services	1.9
Non-Energy Minerals	0.5
Short-Term Securities	1.5

100.0
Other Assets and Liabilities, net	(0.0)

100.0%

A summary of the levels for the Fund’s investments as of March 31, 2024 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	1,167,967	—	—	1,167,967
Denmark	247,170	—	—	247,170
France	426,008	—	—	426,008
Germany	2,765,345	—	—	2,765,345
Ireland	2,447,481	—	—	2,447,481
Japan	464,179	—	—	464,179
Singapore	461,470	—	—	461,470
Spain	731,806	—	—	731,806
Switzerland	3,236,080	—	—	3,236,080
United Kingdom	6,896,430	—	—	6,896,430
United States	30,689,211	—	—	30,689,211
Short-Term Securities	752,254	—	—	752,254
Total:	50,285,401	—	—	50,285,401

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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